NET INCOME (LOSS) PER SHARE - Antidilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share options
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	95,933,244	136,028,000
Restricted Share Units ("RSUs")
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share	28,406,980	10,800,000
Angle preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		419,736,104
Series A convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		279,389,307
Series B-1 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		188,378,334
Series B-2 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		76,812,654
Series B-3 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		147,755,566
Series C convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		98,834,937
Series C-1 convertible redeemable preferred shares
Antidilutive securities excluded from computation of earnings per share
Antidilutive securities excluded from computation of earnings per share		18,597,738